Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepayments for vehicles	¥ 403,116,119	$ 61,780,248	¥ 4,250,400
Vehicles and telematics devices	54,725,824	8,387,099	6,790,158
Accrued input value-added tax	26,623,275	4,080,195	4,382,079
Deposits held by third-parties	18,171,682	2,784,932	5,737,012
Prepaid expenses	14,331,513	2,196,400	7,768,447
Other receivables from third parties	10,461,282	1,603,262	55,506,906
Interest receivables	4,889,508	749,350	15,348,204
Loan to suppliers	1,573,800	241,195	3,415,680
Others	24,467,956	3,749,880	14,246,396
Total	¥ 558,360,959	$ 85,572,561	¥ 117,445,282